17. PARENT COMPANY FINANCIAL DATA (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Other assets	$ 7,769	$ 6,836
Total assets	1,503,767	1,305,911
Liabilities and stockholders' equity
Subordinated debentures	18,558	18,558
Other borrowings	0	4,800
Total liabilities	1,367,666	1,208,253
Stockholders' equity:
Common stock	44	37
Additional paid-in-capital	80,147	53,147
Accumulated other comprehensive loss	(2,840)	(886)	$ 1,142
Retained earnings	58,750	45,360
Total stockholders' equity	136,101	97,658
Total liabilities and stockholders' equity	1,503,767	1,305,911
Parent Company
Assets
Cash and due from banks	2,161	224
Investment in Paragon Commercial Bank	151,316	119,716
Investment in unconsolidated subsidiaries	558	558
Other assets	697	584
Total assets	154,732	121,082
Liabilities and stockholders' equity
Subordinated debentures	18,558	18,558
Other borrowings	0	4,800
Accrued interest payable and other liabilities	73	66
Total liabilities	18,631	23,424
Stockholders' equity:
Common stock	44	37
Additional paid-in-capital	80,147	53,147
Accumulated other comprehensive loss	(2,840)	(886)
Retained earnings	58,750	45,360
Total stockholders' equity	136,101	97,658
Total liabilities and stockholders' equity	$ 154,732	$ 121,082